Expenses by nature (Details 2 - Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Software licence expenses		R$ 18,711
Commissions expenses		4,684
Corporate events expenses		3,920
Losses for non-use of advance payment		5,529
Other operating income (expense)		(102,424)	R$ 60,572	R$ (840)
Fair value on earn-out future payments	[1]	(98,650)	60,970	0
Cost of sales		467,803	431,419	325,870
Impairment charges recognized of goodwill	[2]	136,723	0	R$ 0
CPaaS [member]
Disclosure of detailed information about business combination [line items]
Cost of sales		379,931
SaaS [member]
Disclosure of detailed information about business combination [line items]
Cost of sales		87,872
Impairment charges recognized of goodwill		136,723
Sensedata Tecnologia Ltda.
Disclosure of detailed information about business combination [line items]
Fair value on earn-out future payments		49,324
Rodati Motors Corporation (Sirena)
Disclosure of detailed information about business combination [line items]
Fair value on earn-out future payments		4,039
Movidesk Ltda. – Movidesk
Disclosure of detailed information about business combination [line items]
Fair value on earn-out future payments		39,809
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Disclosure of detailed information about business combination [line items]
Fair value on earn-out future payments		R$ 5,475	R$ 60,970

[1]	For the year ended December 31, 2022, the total amount is composed of additional earn-out on the achievement of gross profit milestones as described in the acquisition agreement, and also the effect of renegotiations contracts entered into with the former shareholders of subsidiaries as follows: R$49,324 referring to SenseData, R$4,039 referring to Sirena, R$39,809 referring to Movidesk; R$ 5,475 referring to D1 (on December 31, 2021 was recognized as revenue R$ 60,970).
[2]	As of December 31, 2022, the Company recognized goodwill impairment in the amount of R$136,723. For more details see Note 11.